Share based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share based compensation
Schedule of activities of the share options

		Weighted average		Aggregate
	Number of	exercise	Weighted remaining	intrinsic
	share options	price per share	contractual years	value
		RMB		RMB
Outstanding at January 1, 2023	21,444,931	5.78	8.35	764,494
Grant	4,033,274
Forfeiture	(1,000)
Outstanding at March 31, 2023	25,477,205	8.11	8.54	1,321,995
Exercisable as of March 31, 2023	23,912,776	8.06	8.56	1,241,983

		Weighted		Aggregate
	Number of	average	Weighted remaining	intrinsic
	share options	exercise price	contractual years	value
		(RMB)		(RMB’000)
Outstanding at January 1, 2022	17,740,297	5.06	9.24	473,237
Grant
– Prior to IPO	640,095	10.33	—	—
– Post IPO	3,628,971	8.41	—	—
Forfeiture	(564,432)	5.35	—	—
Outstanding at December 31, 2022	21,444,931	5.78	8.35	764,494
Exercisable as of December 31, 2022	19,681,140	5.52	8.56	706,750

Schedule of assumptions used in estimating the fair value of the share options on the date of grant using the binomial option pricing model

For the three
months ended
March 31, 2023
Risk-free rate of return(1)	3.8%
Volatility(2)	40.2% – 40.4%
Expected dividend yield(3)	0%
Fair value of ordinary share (in RMB)(4)	42.0 – 54.0
Exercise Multiple(5)	2.2 – 2.8
Expected term(6)	10
(1)	Risk-free rate was estimated based on the yield of USD Treasury Strips for share options granted under the Public Company Plan as of the valuation date for a term consistent with the option life.
(2)	Expected volatility was assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected term of each grant.
(3)	The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the share options.
(4)	The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely accepted academic research publication.
(6)	The expected term is the contract life of the option from grant date.

	2020	2021	2022
Risk-free rate of return(1)	2.90%~3.10%	1.70%~3.20%	3.10%~4.00%
Volatility(2)	34.30%~34.40%	34.61%~37.64%	38.98%~40.44%
Expected dividend yield(3)	0%	0%	0%
Fair value of ordinary share (in RMB)(4)	10.54~10.93	11.93~31.74	28.80~43.56
Exercise multiple(5)	2.2	2.2	2.2
Expected term(6)	10	10	10
(1)	Risk-free rate was estimated based on the yield of USD Treasury Strips for share options granted under the Public Company Plan as of the valuation date for a term consistent with the option life.
(2)	Expected volatility was assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected term of each grant.
(3)	The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the share options.
(4)	Prior to IPO, the estimated fair value of the ordinary shares at the grant dates was estimated by management with the assistance of an independent valuation firm. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value. After the Company’s IPO, the fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely accepted academic research publication.
(6)	The expected term is the contract life of the option from grant date.

Schedule of share-based compensation expenses recognized

For the three months
ended March 31, 2023
RMB
Hotel operating costs	124
Selling and marketing expenses	38
General and administrative expenses	141,418
Total	141,580

Year ended
December 31, 2022
RMB ‘000
Hotel operating costs	2,111
Selling and marketing expenses	618
General and administrative expenses	160,464
Total	163,193